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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCM Advisors LLC

Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133


Form 13F File Number: 28-06450


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Palmer
Title:  Chief Compliance Officer
Phone:  (415) 486-6726

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                    San Francisco, CA                  8/5/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $   216,095.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- ----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ABB Ltd ADR                    COM               000375204     2095   132780 SH       SOLE                   0 132780    0
Abbott Laboratories            COM               002824100     2590    55065 SH       SOLE                   0  55065    0
Adobe Systems Inc              COM               00724F101     3442   121615 SH       SOLE                   0 121615    0
Allergan Inc                   COM               018490102     2414    50735 SH       SOLE                   0  50735    0
Amazon com Inc                 COM               023135106     2143    25615 SH       SOLE                   0  25615    0
American Eagle Outfitters      COM               02553E106     3280   231490 SH       SOLE                   0 231490    0
American Tower Corp Cl A       COM               029912201     2884    91460 SH       SOLE                   0  91460    0
Amgen Inc                      COM               031162100     1765    33335 SH       SOLE                   0  33335    0
Apple Inc                      COM               037833100     6154    43210 SH       SOLE                   0  43210    0
Applied Materials Inc          COM               038222105     4095   371975 SH       SOLE                   0 371975    0
Biogen Idec Inc.               COM               09062X103      885    19610 SH       SOLE                   0  19610    0
Blackrock Inc                  COM               09247X101     2777    15833 SH       SOLE                   0  15833    0
Bristol Myers Squibb Co        COM               110122108     3439   169322 SH       SOLE                   0 169322    0
Broadcom Corp-Cl A             COM               111320107     4485   180915 SH       SOLE                   0 180915    0
CVS Caremark Corp              COM               126650100     3236   101525 SH       SOLE                   0 101525    0
Celgene Corp                   COM               151020104     3793    79275 SH       SOLE                   0  79275    0
Cephalon Inc                   COM               156708109     2007    35435 SH       SOLE                   0  35435    0
Chesapeake Energy Corp         COM               165167107      400    20150 SH       SOLE                   0  20150    0
Chico's FAS Inc.               COM               168615102      135    13880 SH       SOLE                   0  13880    0
Cisco Systems Inc              COM               17275R102     4382   234935 SH       SOLE                   0 234935    0
Colgate-Palmolive Co           COM               194162103     4575    64670 SH       SOLE                   0  64670    0
Constant Contact Inc           COM               210313102      228    11510 SH       SOLE                   0  11510    0
Corning Inc                    COM               219350105     3182   198145 SH       SOLE                   0 198145    0
Cybersource Corp               COM               23251J106     2232   145905 SH       SOLE                   0 145905    0
Darling International Inc      COM               237266101      634    96120 SH       SOLE                   0  96120    0
Dreamworks Animation SKG-A     COM               26153C103     3179   115215 SH       SOLE                   0 115215    0
E M C Corp Mass                COM               268648102     3098   236510 SH       SOLE                   0 236510    0
Express Scripts Inc            COM               302182100      322     4680 SH       SOLE                   0   4680    0
FMC Corp                       COM               302491303     2157    45605 SH       SOLE                   0  45605    0
Financial Select Sector SPDR   COM               81369Y605     3007   251660 SH       SOLE                   0 251660    0
Freeport Mcmoran Copper        COM               35671D857     1467    29280 SH       SOLE                   0  29280    0
General Mills Inc              COM               370334104     1483    26470 SH       SOLE                   0  26470    0
Genzyme Corp General Division  COM               372917104     2395    43025 SH       SOLE                   0  43025    0
Gilead Sciences Inc            COM               375558103     2542    54280 SH       SOLE                   0  54280    0
Global Industries Ltd          COM               379336100       78    13750 SH       SOLE                   0  13750    0
Goldman Sachs Group Inc        COM               38141G104     4299    29160 SH       SOLE                   0  29160    0
Google                         COM               38259P508     5707    13537 SH       SOLE                   0  13537    0
Guess? Inc                     COM               401617105      847    32865 SH       SOLE                   0  32865    0
Harsco Corp.                   COM               415864107     3095   109375 SH       SOLE                   0 109375    0
Hewlett-Packard Co             COM               428236103     5458   141210 SH       SOLE                   0 141210    0
International Business Machine COM               459200101     4625    44291 SH       SOLE                   0  44291    0
Joy Global Inc.                COM               481165108     4323   121015 SH       SOLE                   0 121015    0
Kohl's Corp                    COM               500255104     2163    50600 SH       SOLE                   0  50600    0
Kroger Co.                     COM               501044101     3579   162310 SH       SOLE                   0 162310    0
LKQ Corp                       COM               501889208     2345   142550 SH       SOLE                   0 142550    0
Lowe's Cos Inc                 COM               548661107     1998   102920 SH       SOLE                   0 102920    0
MF Global Ltd                  COM               G60642108      126    21300 SH       SOLE                   0  21300    0
Marvell Technology Group Ltd   COM               G5876H105     4480   384865 SH       SOLE                   0 384865    0
McDonalds Corp                 COM               580135101     2856    49670 SH       SOLE                   0  49670    0
Microsoft Corp                 COM               594918104     4410   185516 SH       SOLE                   0 185516    0
Monsanto Corp                  COM               61166w101     2536    34110 SH       SOLE                   0  34110    0
Mylan Labs                     COM               628530107     1767   135440 SH       SOLE                   0 135440    0
Nalco Holding Co               COM               62985Q101     2425   143995 SH       SOLE                   0 143995    0
Neutral Tandem Inc             COM               64128B108     1210    41000 SH       SOLE                   0  41000    0
Norfolk Southern Corp          COM               655844108     2897    76905 SH       SOLE                   0  76905    0
Noven Pharmaceuticals Inc      COM               670009109      198    13825 SH       SOLE                   0  13825    0
NuVasive Inc                   COM               670704105      710    15925 SH       SOLE                   0  15925    0
Nuance Communications Inc      COM               67020Y100     2976   245980 SH       SOLE                   0 245980    0
Oracle Corp                    COM               68389X105     4508   210455 SH       SOLE                   0 210455    0
PMC-Sierra Inc                 COM               69344F106      556    69790 SH       SOLE                   0  69790    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- ----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Perrigo Co                     COM               714290103     3075   110700 SH       SOLE                   0 110700    0
Philip Morris International    COM               718172109     2048    46950 SH       SOLE                   0  46950    0
Potash Corp of Saskatchewan In COM               73755L107     1815    19510 SH       SOLE                   0  19510    0
Pride International Inc        COM               74153Q102     3515   140250 SH       SOLE                   0 140250    0
Qualcomm Inc                   COM               747525103     3781    83660 SH       SOLE                   0  83660    0
Ralcorp Holdings Inc           COM               751028101     3964    65065 SH       SOLE                   0  65065    0
Range Resources Corp           COM               75281A109     2598    62735 SH       SOLE                   0  62735    0
Research In Motion             COM               760975102     2742    38572 SH       SOLE                   0  38572    0
SPX Corp                       COM               784635104     1933    39475 SH       SOLE                   0  39475    0
Safeway Inc                    COM               786514208     2616   128405 SH       SOLE                   0 128405    0
Schlumberger LTD               COM               806857108     2359    43595 SH       SOLE                   0  43595    0
Silicon Laboratories Inc       COM               826919102     3855   101495 SH       SOLE                   0 101495    0
Stericycle Inc.                COM               858912108     3210    62290 SH       SOLE                   0  62290    0
Symantec                       COM               871503108     3126   200670 SH       SOLE                   0 200670    0
Transocean Ltd                 COM               H8817H100     3526    47460 SH       SOLE                   0  47460    0
Tutor Perini Corp              COM               901109108     1709    98435 SH       SOLE                   0  98435    0
United Technologies Corp       COM               913017109     2514    48375 SH       SOLE                   0  48375    0
Valueclick Inc                 COM               92046N102      140    13340 SH       SOLE                   0  13340    0
Volterra Semiconductor Corp    COM               928708106      143    10920 SH       SOLE                   0  10920    0
Weatherford International Ltd  COM               H27013103     4772   243990 SH       SOLE                   0 243990    0
Websense Inc                   COM               947684106     1151    64510 SH       SOLE                   0  64510    0
Yingli Green Energy Holding Co COM               98584B103      148    10940 SH       SOLE                   0  10940    0
Yum! Brands Inc                COM               988498101     4281   128390 SH       SOLE                   0 128390    0


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